BUSINESS COMBINATIONS - Consideration Transferred for BI Live (Details) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Nov. 11, 2019
Disclosure of detailed information about business combination [line items]
Closing cash payment	[2]	$ 161,107	[1]	$ 84,643	$ 103,978
Total consideration paid net of cash and cash equivalents acquired	[2]	144,503		69,060	$ 97,300
Other financial liabilities - current		63,059		19,822
Other financial liabilities - non current		66,932		74,376
Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - current		61,561		19,729
Other financial liabilities - non current		66,932		73,639
BI Live
Disclosure of detailed information about business combination [line items]
Closing cash payment						$ 366
Contingent consideration						512
Total consideration paid net of cash and cash equivalents acquired						$ 878
BI Live | Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - current		210		138
Other financial liabilities - non current		$ 202		$ 397

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)